Loans Payable (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Loans Payable (Textual)
Interest expenses incurred on loans payable	$ 2,424,794	$ 3,001,771
Real estate held for development and land use right	$ 169,461,795
Percentage of loans floating rate	5.58%	6.33%
Description of Loans floating rate	set at 5% above the over 5 years base borrowing rate